Exhibit 99.27

Annaly Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000046386	Securitized	1	1	1	1	Verified reserves - File contains proof of XXX months of verified reserves when guidelines required XXX months be verified.; Verified employment history - Borrower has been XXXX as XXXXX for XX years.;	APP 0002 Final 1003 Application is Incomplete - XXXXX, as trustee, signed the note and the mortgage, but there is no application information for trustee. - XXXXX is the Trustee of the
Trust, not a Borrower on the loan, exception set in error.

CRED 0038 Missing Credit Package - Missing credit report and 1003 application for
Co-Borrower. - XXXXX is the Trustee of the Trust, not a Borrower on the loan, exception set in error.

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure, there is a
Privacy Disclosure that does list affiliates. - Recd lender attestation from the Chief Compliance officer that there is no "sharing" of information occurring that would trigger the Affiliated Business Disclosure to be sent.

												TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure - Recd the E-Sign Disclosure.
6000046523	Securitized	1	1	1	1	Established credit history - xxxx mid credit scores; 24 year credit depth, excellent payment history includes 5 AA mortgages; Net tangible benefit - Borrower received $xxxx cash in hand, after closing;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing All COCs for all LEs, non found in file (Credit of -54 in not sufficient to cover all)--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Loan Discount, Lender's Title Policy, Settlement or Closing Fee, Tax Related Service Fee, Title Search, Title Examination. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - REcd COCs, finding cleared upon re-submission.

TRID 0006 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Delivery method of initial CD dated is unknown. (Unexecuted package   --The Initial Closing Disclosure was provided on  via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of. Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on, which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than, for consummation to occur. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Finding cleared Excluding CD dated xxxx from the compliance submission.  There were no timing violations as the borrower received the CD dated xxxx on xxxx.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued xxxx for loan amount change
Missing COC for LE issued xxxx for appraisal amount change and increase in loan discount points
Missing COC for LE issued xxxx for increase in appraisal amount
Missing COC for LE issued xxxx for appraisal amount change and increase in loan discount points
Missing COC for LE issued xxxx for rate increase
Missing COC for LE issued xxxx for increase in loan discount points
Missing COC for LE issued xxxx for rate increase - REcd COCs, finding cleared upon re-submission.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Borrowers primary residence is not reflected on the REO schedule. - Recd copy of corrected 1003.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing executed copy of 2018 1040 tax return or transcripts. - Recd copy of the 1040 tax transcripts.

												CRED 0006 Missing Employment doc (VVOE) - Missing verbal verification of employment for for xxxx and xxxx, dated no more than 10 business days prior to the note date. - Recd VVOEs completed for both borrowers.
6000046535	Securitized	1	1	1	1				Verified reserves - 27 months reserves verified.; Verified housing payment history - 38 months 0x30 mortgage history verified on credit report.;			APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - FNMA UCDP report returned a Risk Score of 2.6, CDA required . - Review returned supporting value of $xxxx with a Risk Rating of Reasonable and 0% variance.
6000047612	Securitized	1	1	1	1
6000047620	Securitized	1	1	1	1
6000047629	Securitized	1	1	1	1	PROP 0005 Health and Safety Issue - No evidence water heater strapped to code. No pictures of water heater provided. - Cleared - Appraisal does not indicate that the water heater is a health and safety hazard.

6000047637	Securitized	1	1	1	1	Verified reserves - PITIA reserves above minimum by XX months or higher ; Verified housing payment history - Credit report reflects more than XX years of mortgage payment history on multiple properties. No adverse accounts noted.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of XXX obligation on the borrower's primary residence, as reflected in lender DTI and on final 1003 - Recd copy of the final CD from the purchase of the borrowers primary residence. Total PITI is XXXX which includes escrows. Obligation updated, DTI decreased.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - The Assessor's Parcel Number on the appraisal is XXXXX, per the security instrument it is XXXXX.  The Title Commitment reflects, "RE taxes to the town of XXXXX on the list of XXXXX, bearing Lots No. XXXXX, being Tax Map XXX, Lot XXXXX" indicating both can be used to locate the assessment information.  Full legal description is included in the security instrument. - Removed exception set in error.

6000052585	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 65%.; Verified employment history - Borrower has been employed with xxxx for xxx years as xxxxx.;	APRV 0010 Underwriting Loan Approval is Deficient - Missing copy of updated loan approval and 1008 reflecting the final loan term as fixed rate. Underwriting approval and 1008 (pgs xxx-xxx) reflects subject loan to be an ARM at a rate of 4.5% with a qualifying rate of 5.489. Subject Note reflects fixed rate at 4.875%. - Recd copy of updated loan approval and 1008 reflecting the final loan term as fixed rate.

6000053141	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 44.59%.; Verified employment history - Borrower has been employed with xxxx for 7 years as xxxx.;	CRED 0086 Undisclosed or Excluded Debt - Missing documentation that supports the omission of the xxxx with a balance of $xxxx and payment of $xxxx. Per the credit report the account is closed however xxxx reflects borrower is still paying off the outstanding balance. - Recd updated DU findings (#10). Variance was in the net rental calculations for the subject property. Review and Lender approved DTI updated to 45.19% Corrected 1008 also provided.

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xxxx.  UCDP reports reflect FNMA analysis was not performed for this non-UAD form type..  (IB to order) - ARR returned supporting value of $xxxx w/a Risk Rating of Reasonable.

QMATR 0014 AUS is invalid - conditions were not met - Review DTI 49.94% exceeds the allowable tolerance for DU approved Loans.  DU Submission #8  reflects the Approved DTI of 47.03%.  Missing updated DU findings including the xxxx or documentation that supports the omission. - Recd updated DU findings (#10).   Variance was in the net rental calculations for the subject property.  Review and Lender approved DTI updated to 45.19%.  Corrected 1008 also provided.

6000058599	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 814 w/a minimum requirement of 660.; Low LTV/CLTV/HCLTV - LTV/CLTV is 41.38% w/a max allowed of 65%.; Verified employment history - CPA Letter and COC search verify 20+ yrs of self-employment.;	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - xxxx account print out as of xxxx which verifies an available balance of $xxxx

CRED 0104 Missing Letter of Explanation - Missing rent free letter for borrowers current residence. - Cleared, per lender response rent free letter is not required by the SHP guidelines.  Lender unitizes a rental matrix and includes an amount that is reasonable in the borrower's housing expense.

CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA. - Recd verification of CPA via NYSED.gov.

FRAUD 0001 Fraud report alerts have not been addressed - Lexis Nexis Report reflects possible undisclosed real property which was not addressed in the loan file .  Missing documentation to verify if the property belongs to the borrower. (If the property is owned by the borrower verification of PITIA will be required) - The Lexis Nexis Report reflects that the borrower had "prior" ownership to this property.  Exception set in error, cleared.

6000058600	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV is 41.67% w/a max allowed of 65%.; Verified credit history - Borrower has a mid FICO of 694 w/a minimum requirement of 660.;	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx account print which verifies a current balance of $xxxx and an available balance of $xxxx. Available balance is the amount less than the pledged asset amount.

6000058601	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV of 43.87%.;	CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA License. - Waive and downgrade to EV2 ? NLY view is that these are investor properties/ business purpose loans so they don?t need to meet ATR
and income verification isn?t necessary. Subject has positive DSCR rate of 1.30.	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx account print out reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

6000058602	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx print out reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

DEED 0008 Missing 1-4 Family Rider - 1-4 Family Rider was not included in the subject Mortgage. - REcd copy of corrected Mortgage and Gap Mortgage with the executed 1-4 Family Rider included.

FLOOD 0001 Flood Notice Was Not Provided to Applicant(s) - Missing legible copy of the Flood Cert and executed Flood Notice for property located in Flood Zone AE. - Recd legible copy of the flood certificate and executed Flood hazard Notice.

6000058604	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 783 w/a minimum requirement of 660.;	CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA. - Recd NYS Professions - Online Verification of CPA.

APPR 0046 Missing Third Party Appraisal Review - Desk Review is Pending.   - ARR returned supporting value with 0% variance and a Risk Rating of Excellent.

6000058605	Securitized	1	1	1	1	CRED 0074 Borrower has not proven the ability to repay the debt - Using income as stated on the 1003 results in DTI > 100%. Subject DSCR .707%. - Recd clarification on how the income and liabilities for the global debt service were calculated and accounted for.

APRV 0010 Underwriting Loan Approval is Deficient - Global Debt Service Calculation of 1.23% appears to be incorrect.  Missing updated approval reflecting income as stated on the 1003.  Lender used rent of $xxxx for other REO.  Per the final 1003 actual rent is $xxxx (Stated Rent $xxxx - PITIA xxxx= $V).  Using the corrected Global Cash Flow of xxxx results in Global Debt Service of .835 which does not meet the minimum requirement of 1.20.   - Recd clarification on how the income and liabilities for the global debt service were calculated and accounted for.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd Party Desk Review (IB Ordered) - ARR returned supporting value of $xxxx with a Risk Rating of Reasonable.

CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. -  Recd xxxx print out reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

6000058606	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx print out reflecting account was opened xxxxwith a current balance of $xxxx and an available balance of $xxxx.

6000058609	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 738 w/a minimum requirement of 660.; Low LTV/CLTV/HCLTV - LTV/CLTV is 60% w/a max allowed of 65%.;	CRED 0104 Missing Letter of Explanation - Missing verification of rent or Rent Free Letter for the borrowers primary residence xxxx. - Cleared per lender response: We do not require a rent free letter instead we utilize a rental matrix and include an amount that is reasonable in the borrower's housing expense.

CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA License. - Recd NYS Professions - Online Verification of CPA.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing documentation to verify that xxxx is owned Free and Clear.  Lexis Nexis report reflects a mortgage was recorded xxxx.

6000058610	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 796 w/a minimum requirement of 660.;	CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA XXXX License xxxx. - Recd NYS Professions - Online Verification.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of insurance for the borrowers primary residence xxxx to verify estimated payment of $xxxx used to qualify. LOE reflecting the Insured property xxxx reflects the Binder xxxx which matches the HOI for the subject property. - RECD desk page for xxxx which reflected a Total Policy Premium of $xxxx.

6000058611	Securitized	2	2	1	1	Verified credit history - Borrower has a mid FICO of 779 w/a minimum requirement of 660.;	CRED 0009 Unacceptable Credit History - Missing credit supplement to verify the Lexus xxxx Credit Limit and Current Balance as required for securitization. - EV2 Review utilized post close soft pull credit report to verify account balance and max credit.	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property.

6000058612	Securitized	1	1	1	1	FRAUD 0001 Fraud report alerts have not been addressed - Lexis Nexis Report reflects the following Real Property owned by the borrower that was not included on the Schedule of Reo. Missing documentation to verify the current dispositions of the following: xxxx. - Exception set in error, The L/N indicates xxxx as a "Prior" property.

CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx print out reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

CRED 0093 Credit Documentation is Insufficient - Lexis Nexis Report reflects that the borrower has ownership interests in xxxx with xxxx.  Missing documentation to verify if the property is owned free and clear and proof of taxes and Ins. (Real Property #8) - Recd copy of Deed for xxxx verifing that the borrower has no ownership to this property.

6000058613	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA. - Recd NYS Professions - Online Verification of CPA.

CRED 0100 Insufficient verified reserves - xxxx does not contain sufficient assets to cover the pledged asset amount of $xxxx.  Total Available Balance as of xxxx was xxxx.  Short xxxx. - Per the final settlement statement reserves hold back was collected at the time of closing see line 810.

6000058614	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd print out for xxxx reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

CRED 0032 Missing borrower immigration or residency status documentation - Per the initial and final 1003 borrower is not a US Citizen or a Permanent Resident.  Missing copy of VISA to verify the borrowers ability to live and work in the US.  - Recd copy of borrowers Employment Authorization Card which reflects ab issue date of xxxx and Expiration date of xxxx.

6000058616	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV is 54% with a max allowed of 65%.;	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd Printout for xxxx account dated xxxx opened xxxx with a current balance of xxxx and available balance of $xxxx (Amount less pledged assets)

6000058617	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 737 w/a minimum requirement of 660.;	CRED 0082 Income Documentation is Insufficient - Missing 3rd party verification of CPA/Tax Preparer License. No License number is referenced on letter. - Exception set in error, PTIN verification of tax preparer in file xxxx.

CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx account print out dated xxxx confirming account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

6000058618	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 682 w/a minimum requirement of 660.;	CRED 0083 Asset Documentation is Insufficient - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx account print out reflecting account was opened xxxx with a current balance of $xxxx and an available balance of $xxxx.

CRED 0021 Missing Verification of Rental - Missing VOR or rent free letter for borrowers current residence. - Cleared per lender response: A rent free letter is not required, we utilize a rental matrix  and include an amount that is reasonable,  to the borrower's housing expense.  In this case the amount was $xxxx.

CRED 0001 Unacceptable Mortgage History - Per Documentation Borrower was on a forbearance plan for the subject property which was cancelled xxxx.  Per Credit Report dated xxxx no payment was made in xxxx.  Missing history for xxxx and xxxx to verify if any payments were made for those months. - Cleared, loan was brought current xxxx which was prior to the application date of xxxx which is acceptable and meets lender guidelines.

6000058619	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 780 w/a minimum requirement of 660.;	CRED 0063 Missing Asset Documentation Type - Missing documentation to verify xxxx account was opened to verify assets of $xxxx as required by the Pledged Account Rider and Pledge Agreement to support 3 mths PITI for the subject property. - Recd xxxx account print out reflecting account was opened xxxx with a current balance of $xxxxand an available balance of $xxxx.

CRED 0082 Income Documentation is Insufficient - Missing 3rd Party verification of CPA. - Recd NYS Professions - Online Verification of CPA.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of subject HOA dues.   - Recd verification of the subject HOA dues.

6000058706	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Subject LTV/CLTV 54.93%.;	COLL 0001 APN Number is not listed on Security Instrument - Exhibit A Legal Description attached to the Mortgage / Deed of Trust pg 313 is blank. - 10/01/20 Redc copy of Mortgage / Deed of Trust with Exhibit A Legal Attached which does reflect the unit number.

COND 0002 Condo Documentation is Insufficient - Missing Condo Questionnaire and supporting Documentation to verify if subject is a Warrantable Condominium. - 09/24/20 Recd Condo Questionnaire.  Project meets FNMA Limited Review criteria.

CRED 0009 Unacceptable Credit History - 1) Per the credit report dated 05/28/20 the SLS Mortgage A/# ending in XXXX was on a Forbearance Plan until 08/01/20.  DLA 03/20.  Missing evidence that the borrower was not on an active forbearance plan at the time of closing and Mortgage was current.

2) Credit Report reflects XXXX HELOC A/# 3nding in XXXX was modified.  Missing documentation to verify date of Modification. - 10/06/20 Recd the WF HELOC Statement dated 07/07/20 which reflects the loan was current and loan was next due for 08/01/20.  Finding #2 Cleared

09/28/20 Subject App date 05/28/2020.  Per the SLS mortgage statements provided Mortgage was brought current 05/28/20.  June, July, August, and September payments all made timely. Finding #1 Cleared.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval. - 09/24/20 1008 Received.

DEED 0021 Missing Legal Description on Mortgage/DOT - Exhibit A Legal Description attached to the Mortgage / Deed of Trust pg 313 is blank. - 10/01/20 Redc copy of Mortgage / Deed of Trust with Exhibit A Legal Attached which does reflect the unit number.

DEED 0024 Subject Property Address does not agree with Note - Subject Property Address on the Mortgage and Note are missing the subject Unit Number XXXX. - 10/06/20 Recd corrected Note and Settlement Statement.

HUD 0002 Property Address for Subject does not match Address on HUD-1 - Final Settlement Statement pg 332 does not include the unit number of XXXX in the property address, - 10/01/20 Recd corrected Settlement Statement with the Unit Number included.

HAZ 0005 Missing evidence of Hazard Insurance - Missing HO6 policy to verify walls in coverage and if there is any rent loss insurance in place. - 09/28/20 H06 policy received.

6000059628	Securitized	2	1	1	2	APPR 0047 Inconsistency between property appraisal flood zone flag and insurance flood zone designation - Appraiser shows subject is not in a flood zone, per flood cert, property is in AE flood zone. Subject does have flood insurance coverage. - Per Investor finding is downgraded to an EV2 based on proper Flood Insurance being in place.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of HOA dues for the borrowers primary residence to verify payment of $xxxx used to qualify. - Recd verification of HOA Dues.

APPR 0008 Subject Property Address does not match Appraisal Address - Appraisal address does not match the Note. - Recd updated Appraisal Update/Completion report reflecting the full property address.

6000059621	Securitized	1	1	1	1	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing the insurers replacement cost estimate. Loan amount is $xxxx, dwelling coverage is $xxxx plus $xxxx construction increase for a total of $xxxx. No new build costs provided. - Recd the insurers replacement cost estimate which reflects estimated replacement cost of $xxxx.

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party verification of Self-Employment for B1 dated w/in 30 days of closing. - Recd SOS Cert dated xxxx.  While it was not completed prior to closing it does reflect the business as active and in good standing.

6000059623	Securitized	2	2	1	1				Low DTI - 18.54% DTI below 43% minimum for FTHB by 24.46%.; Verified reserves - 32 months verified PITI reserves exceed required 12 months.;	CRED 0003 Credit Score (FICO) exception - INVESTOR ACKNOWLEDGED EXCEPTION- Borrowers mid FICO of 651 does not meet the minimum requirement of 680 per the XXX Prime guidelines for FTHB., Compensating Factors: Low DTI
6000059624	Securitized	1	1	1	1				Verified reserves - Borrowers have a total of 19.82 months verified PITI reserves which exceeds the required PITI of 9 months.; Verified credit history - Mid FICO score of 720 exceeds the minimum score required of 660 by 60.; Low LTV/CLTV/HCLTV - LTV/CLTV is 80% with a max allowed of 85%.;
6000059626	Securitized	2	1	2	1					TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Final CD does not reflects any sales commissions paid to the listing or selling agents. Seller CD does reflect the commissions paid. - EV2 Non-Material No Assignee Liability
6000059627	Securitized	1	1	1	1
6000059629	Securitized	1	1	1	1	HUD 0020 Missing Interest To Date - Final Settlement Statement is missing the Interest thru Date. - Recd final settlement statement reflecting the interest to date.

CRED 0083 Asset Documentation is Insufficient - Missing copy of the $xxxx cancelled earnest money check as required by the RIP plus guidelines. - REcd copy of Cashiers Check in the amount of $xxxx Paid to  the Sellers xxxx.

APPR 0046 Missing Third Party Appraisal Review - Missing ARR supporting value of $xxxx. - Recd ARR supporting value of $xxxx.

CRED 0100 Insufficient verified reserves - Missing verification of 3 mths reserves as required by the RIP Plus guidelines.  Total reserves verified $xxxx, Total required $xxxx, Short $xxxx.  (Verification of cancelled EM check will meet the reserves requirement). - REcd copy of Cashiers Check in the amount of $xxxx Paid to  the Sellers xxxx.

6000059631	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing ARR supporting value of $xxxx. - Recd ARR supporting value of $xxxx.

NOTE 0050 Note is Incomplete - Designated signing agent did not include the "Attorney in Fact" after his/her personal signature on the Note . - Recd LOE from the closing agent confirming that the borrowers atty signing as agent complies with the requirement under NY General Obligations Law Section 5-1507.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Designated signing agent did not include the "Attorney in Fact" after his/her personal signature on the Mortgage or Riders. - Recd LOE from the closing agent confirming that the borrowers atty signing as agent complies with the requirement under NY General Obligations Law Section 5-1507.

6000059632	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing ARR supporting value of $xxxx. - Recd ARR supporting value of $xxxx.

APP 0003 Missing Initial 1003 Application - Missing Initial 1003 Application. - Recd initial executed 1003.